Accounts receivable and Contract Assets (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable and Contract Assets
Total receivables and contract assets	$ 4,135,241	$ 22,210
Contract assets	(1,303,051)	0
Trade receivables	2,832,190	22,210
Other receivables	96,650	83,648
Net Accounts receivable	2,928,840	105,858
Allowance for doubtful accounts	0	0
Accounts receivable	$ 2,928,840	$ 105,858